Inventories, Net - Schedule of Allowance for Impairment Movement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Allowance for Impairment Movement [Abstract]
Beginning balance	$ 40,008	$ 218,068
(Reversal) /additions	(6,381)	(174,061)
Exchange rate effect	676	(3,999)
Ending balance	$ 34,303	$ 40,008